DERIVATIVE INSTRUMENTS	12 Months Ended
Dec. 31, 2025
Derivative Instruments and Hedging Activities Disclosure [Abstract]
DERIVATIVE INSTRUMENTS

NOTE 16:- DERIVATIVE INSTRUMENTS

The Group enters into hedging transactions with a major financial institution, using derivative instruments, primarily forward contracts and options to purchase and sell foreign currencies, in order to reduce the net currency exposure associated with anticipated expenses (primarily salaries and rent expenses) in currencies other than the dollar. The Group currently hedges such future exposures for a maximum period of two years. However, the Group may choose not to hedge certain foreign currency exchange exposures for a variety of reasons.

As of December 31, 2025 and 2024, the Group had a net unrealized loss associated with cash flow hedges of $6,649 and $2,164, respectively, recorded in other comprehensive income (loss).

As of December 31, 2025 and 2024, the par value of the Group’s outstanding forward and options contracts in the amount of $45,000 and $60,000, respectively, which were designated as cash flow hedges. In addition, as of December 31, 2025 and 2024, the Group had no outstanding forward and options contracts which are not designated as hedging contracts.

The fair value of the Group’s outstanding derivative instruments and the effect of derivative instruments in cash flow hedging relationship on other comprehensive income for the years ended December 31, 2025 and December 31, 2024, are summarized below:

		December 31,
Foreign exchange forward and options contracts	Balance sheet	2025	2024
Fair value of foreign exchange forward and options collar (cylinder) contracts	“Other receivables and prepaid expenses”	$7,470	$2,430

Loss recognized in other comprehensive income	“Other comprehensive income (loss)”	$6,649	$2,164

The effect of derivative instruments in cash flow hedging relationship on income for the years ended December 31, 2025 and 2024, is summarized below:

	Comprehensive	Year Ended December 31,
Foreign exchange forward and options contracts	Income (loss)	2025	2024
Comprehensive income (loss) from derivatives before reclassifications	“Other comprehensive income (loss)”	$10,662	$(306)
Income (loss) reclassified from accumulated other comprehensive income (loss)	“Operating expenses (income)”	$(6,177)	$2,645